PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PLANT AND EQUIPMENT

7.	PLANT AND EQUIPMENT

Plant and equipment consist of:

	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2018	$105,165	$7,755	$29,413	$6,730	$3,602	$152,665
Additions	1,586	553	2,266	792	2,750	7,947
Disposals	(316)	(126)	(505)	(376)	-	(1,323)
Reclassification of asset groups(1)	189	-	145	-	(334)	-
Impact of foreign currency translation	(6,596)	(447)	(1,867)	(424)	(228)	(9,562)
Balance as at March 31, 2019	$100,028	$7,735	$29,452	$6,722	$5,790	$149,727
Adjustment upon adoption of IFRS 16	360	-	-	-	-	360
Additions	1,736	1,060	1,082	681	3,618	8,177
Disposals	(6,932)	(368)	(3,265)	(630)	(52)	(11,247)
Reclassification of asset groups(1)	6,908	-	65	-	(6,973)	-
Impact of foreign currency translation	(5,646)	(417)	(1,534)	(357)	(247)	(8,201)
Ending balance as at March 31, 2020	$96,454	$8,010	$25,800	$6,416	$2,136	$138,816

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2018	$(50,016)	$(5,312)	$(20,723)	$(5,345)	$(58)	$(81,454)
Disposals	128	108	317	338	-	891
Depreciation and amortization	(3,172)	(500)	(1,615)	(347)	-	(5,634)
Impact of foreign currency translation	3,131	295	1,320	337	4	5,087
Balance as at March 31, 2019	$(49,929)	$(5,409)	$(20,701)	$(5,017)	$(54)	$(81,110)
Disposals	6,821	278	3,051	574	52	10,776
Depreciation and amortization	(3,481)	(527)	(1,601)	(384)	-	(5,993)
Impact of foreign currency translation	2,602	283	1,083	263	2	4,233
Ending balance as at March 31, 2020	$(43,987)	$(5,375)	$(18,168)	$(4,564)	$-	$(72,094)

Carrying amounts
Balance as at March 31, 2019	$50,099	$2,326	$8,751	$1,705	$5,736	$68,617
Ending balance as at March 31, 2020	$52,467	$2,635	$7,632	$1,852	$2,136	$66,722

(1) when an asset is available for use, it is reclassified from construction in progress to one of the appropriate plant and equipment categories.

Carrying amounts as at March 31, 2020	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$35,476	$3,094	$11,762	$2,135	$52,467
Office equipment	1,886	26	403	320	2,635
Machinery	5,734	258	1,640	-	7,632
Motor vehicles	1,598	22	232	-	1,852
Construction in progress	419	493	1,224	-	2,136
Total	$45,113	$3,893	$15,261	$2,455	$66,722

Carrying amounts as at March 31, 2019	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$34,160	$2,158	$12,860	$921	$50,099
Office equipment	1,800	35	214	277	2,326
Machinery	6,294	257	2,071	129	8,751
Motor vehicles	1,521	27	140	17	1,705
Construction in progress	3,825	1,842	69	-	5,736
Total	$47,600	$4,319	$15,354	$1,344	$68,617

During the year ended March 31, 2020, certain plant and equipment were disposed for proceeds of $10 (year ended March 31, 2019 - $31) and loss of $461 (year ended March 31, 2019 - loss of $401).